TAXATION, Movements in Net Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Movements in Net Deferred Tax Liabilities [Abstract]
Balance at the beginning	$ (629)	$ (6,769)
Recognized in profit or loss	3,027	3,746
Acquired through the business combination	(5,061)
Balance at the end	(2,663)	(3,023)
Tax Losses Carried Forward [Member]
Movements in Net Deferred Tax Liabilities [Abstract]
Balance at the beginning	136	4,324
Recognized in profit or loss	(136)	(572)
Acquired through the business combination	0
Balance at the end	0	3,752
Share-Based Payments [Member]
Movements in Net Deferred Tax Liabilities [Abstract]
Balance at the beginning	3,573	2,672
Recognized in profit or loss	356	403
Acquired through the business combination	0
Balance at the end	3,929	3,075
Deferred Revenue [Member]
Movements in Net Deferred Tax Liabilities [Abstract]
Balance at the beginning	4,184	0
Recognized in profit or loss	0	1,796
Acquired through the business combination	0
Balance at the end	4,184	1,796
Property, Plant and Equipment, Intangible Assets and Right-of-use Assets [Member]
Movements in Net Deferred Tax Liabilities [Abstract]
Balance at the beginning	(8,522)	(13,765)
Recognized in profit or loss	2,807	2,119
Acquired through the business combination	(5,061)
Balance at the end	$ (10,776)	$ (11,646)